Note 5 - Impairment charge (Details Textual)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used in current estimate of value in use	2.00%	2.00%	2.00%
Bottom of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	13.50%	13.40%	12.50%
Top of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	19.40%	18.20%	21.40%